Leases (Details) - Schedule of composition of lease liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Composition of lease liabilities:
Offices	$ 127	$ 96
Current lease liabilities	127	96
Offices		123
Non-current lease liabilities		123
Total lease liabilities	$ 127	$ 219